Expense Example, No Redemption - FidelityLatinAmericaFund-AMCIZPRO - FidelityLatinAmericaFund-AMCIZPRO - Fidelity Latin America Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Latin America Fund - Class A
Expense Example, No Redemption:
1 Year	$ 697
3 Years	955
5 Years	1,232
10 Years	2,021
Fidelity Advisor Latin America Fund - Class C
Expense Example, No Redemption:
1 Year	205
3 Years	634
5 Years	1,088
10 Years	2,155
Fidelity Advisor Latin America Fund - Class M
Expense Example, No Redemption:
1 Year	499
3 Years	813
5 Years	1,150
10 Years	2,099
Fidelity Advisor Latin America Fund - Class I
Expense Example, No Redemption:
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248
Fidelity Advisor Latin America Fund - Class Z
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	$ 1,061